Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,391	$ 2,278	$ 2,265
Sales inducements deferred	125	128	167
Amortization charged to income	(251)	(181)	(188)
Effect of unrealized gains and losses	(489)	166	34
Balance, end of year	$ 1,776	$ 2,391	$ 2,278